Representations and Warranties Obligations and Corporate Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Outstanding Claims By Category And Product [Table Text Block]

Outstanding Claims by Counterparty and Product

	December 31
(Dollars in millions)	2011	2010
By counterparty (1)
GSEs	$6,258	$2,821
Monolines	3,082	4,678
Whole loan and private-label securitization investors and other (2)	4,912	3,188
Total outstanding claims by counterparty	$14,252	$10,687
By product type (1)
Prime loans	$3,928	$2,040
Alt-A	2,333	1,190
Home equity	2,872	3,658
Pay option	3,588	2,889
Subprime	891	734
Other	640	176
Total outstanding claims by product type	$14,252	$10,687

(1)
Excludes certain MI rescission notices. However, includes $1.2 billion of repurchase requests received from the GSEs that have resulted solely from MI rescission notices. For additional information, see Mortgage Insurance Rescission Notices in this Note.

(2)
Amounts for December 31, 2011 and 2010 included $1.7 billion in demands contained in correspondence from private-label securitizations investors in the Covered Trusts that do not have the right to demand repurchase of loans directly or the right to access loan files. For additional information, see Settlement with Bank of New York Mellon, as Trustee in this Note.

Loan Repurchases And Indemnification Payments [Table Text Block]
The table below presents first-lien and home equity loan repurchases and indemnification payments for 2011 and 2010.

Loan Repurchases and Indemnification Payments

	December 31
	2011			2010
(Dollars in millions)	Unpaid Principal Balance	Cash Paid for Repurchases	Loss	Unpaid Principal Balance	Cash Paid for Repurchases	Loss
First-lien
Repurchases	$2,713	$3,067	$1,346	$2,557	$2,799	$1,142
Indemnification payments	3,329	2,026	2,026	3,785	2,173	2,173
Total first-lien	6,042	5,093	3,372	6,342	4,972	3,315
Home equity
Repurchases	28	28	14	78	86	44
Indemnification payments	99	99	99	149	146	146
Total home equity	127	127	113	227	232	190
Total first-lien and home equity	$6,169	$5,220	$3,485	$6,569	$5,204	$3,505

Rollforward Of Liability For Representations And Warranties [Table Text Block]
The Representations and Warranties and Corporate Guarantees table presents a rollforward of the liability for representations and warranties and corporate guarantees.

Representations and Warranties and Corporate Guarantees

(Dollars in millions)	2011	2010
Liability for representations and warranties and corporate guarantees, beginning of year	$5,438	$3,507
Additions for new sales	20	30
Charge-offs	(5,191)	(4,803)
Provision	15,591	6,785
Other	—	(81)
Liability for representations and warranties and corporate guarantees, December 31	$15,858	$5,438